Revenues, Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 21,482,267	$ 36,669,776
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Total vessel revenues	20,213,839	36,669,776
Pool [Member]
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 1,268,428	$ 0